Accounts Payable and Other Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Components of Accounts Payable and Other Liabilities (Numeric) [Abstract]
Accounts payable and other liabilities at fair value	$ 170,330	$ 162,696
Components of Accounts Payable and Other Liabilities [Abstract]
Brokerage payables	95,359	92,848
Accounts payable and other liabilities	74,971	69,848
Total	170,330	162,696
Fair value [Member]
Components of Accounts Payable and Other Liabilities (Numeric) [Abstract]
Accounts payable and other liabilities at fair value	236	357
Components of Accounts Payable and Other Liabilities [Abstract]
Total	$ 236	$ 357